Class A Shares [Member] Average Annual Total Returns - Class A Shares		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	41.70%	10.47%	6.64%

[1]
Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2025 by 0.12%.